Financial risk management and impairment of financial assets - Liquidity risk (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial risk management and impairment of financial assets
Financial liabilities	£ 138,592	£ 160,943
Less than one year
Financial risk management and impairment of financial assets
Financial liabilities	16,547	40,589
Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	121,271	120,117
More than 5 years
Financial risk management and impairment of financial assets
Financial liabilities	774	237
Trade and other payables [Member]
Financial risk management and impairment of financial assets
Financial liabilities	20,184	46,202
Trade and other payables [Member] | Less than one year
Financial risk management and impairment of financial assets
Financial liabilities	16,031	40,227
Trade and other payables [Member] | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	4,153	5,975
Lease liabilities [Member]
Financial risk management and impairment of financial assets
Financial liabilities	3,161	1,942
Lease liabilities [Member] | Less than one year
Financial risk management and impairment of financial assets
Financial liabilities	516	362
Lease liabilities [Member] | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	1,871	1,343
Lease liabilities [Member] | More than 5 years
Financial risk management and impairment of financial assets
Financial liabilities	774	237
Convertible Senior Secured Notes [Member]
Financial risk management and impairment of financial assets
Financial liabilities	115,247	112,799
Convertible Senior Secured Notes [Member] | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	£ 115,247	£ 112,799